S000012074 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended	186 Months Ended	266 Months Ended	290 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	4.50%	4.07%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
C000138362 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	4.61%	4.96%
Performance Inception Date					Jan. 08, 2014
C000253717 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	4.47%	4.82%
Performance Inception Date	Oct. 02, 2024
C000032872 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(3.63%)	2.98%	3.94%
Performance Inception Date							Nov. 01, 2002
C000032872 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.86%)	1.94%	3.07%
Performance Inception Date							Nov. 01, 2002
C000032872 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.88%)	2.35%	3.11%
Performance Inception Date							Nov. 01, 2002
C000032876 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	4.47%	4.82%
Performance Inception Date								Nov. 09, 2000
C000078988 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	4.65%	5.02%
Performance Inception Date						Jul. 15, 2009